Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Tax benefit Percentage	50.00%
Unrecognized tax benefits
Percentage of monthly deposits	8.33%